Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
7.	Property and equipment

Cost	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2020	$543	$170	$1,908	$2,621
Additions	366	12	—	378
Effect of movements in exchange rates	—	—	(1)	(1)

At December 31, 2021	$909	$182	$1,907	$2,998
Additions	—	—	56	56
Disposals	—	—	(70)	(70)
Effect of movements in exchange rates	39	1	37	77

At December 31, 2022	$948	$183	$1,930	$3,061

Accumulated amortization	Computer and office equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2020	$315	$170	$496	$981
Amortization	116	1	289	406

At December 31, 2021	$431	$171	$785	$1,387
Amortization	158	2	301	461
Effect of movements in exchange rates	16	—	10	26

At December 31, 2022	$605	$173	$1,096	$1,874

Carrying amounts	Computer and office equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2021	$478	$11	$1,122	$1,611
At December 31, 2022	$343	$10	$834	$1,187

During the year ended December 31, 2022, amortization of property and equipment totaling $13 and $448 (2021 – $13 and $393; 2020 – $10 and $297) is within selling expenses and general and administrative expenses, respectively, on the consolidated statements of net income (loss) and comprehensive income (loss).